CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 19,241,112	$ 42,400,488	$ 39,948,247
Loss (income) from discontinued operations, net of income taxes	2,775,766	(15,745,189)	(10,465,735)
Adjustments to reconcile net income to net cash provided by operating activities net of businesses acquired:
Depreciation and amortization	6,466,061	4,223,681	1,398,727
Stock compensation	4,359,498	5,050,542	505,800
Amortization of debt discount	0	0	100,000
Accretion of asset retirement obligation	251,511	98,165
Accounts receivable	(12,645,163)	(5,052,892)	(95,469)
Prepaid and other current assets	2,939,086	(5,976,486)	(10,237,627)
Inventories	1,664,695	1,667,625	(7,459,437)
Other receivable	845,027	725,843	(10,784,507)
Accounts payable and other payable	(479,381)	(14,755,013)	9,208,435
Customer deposit	(1,288,101)	(949,820)	4,185,463
Accrued and other liabilities	(117,518)	(604,782)	275,517
Taxes payable	3,197,470	2,894,553	3,833,131
Note receivable	1,331,957	(2,657,088)	0
Net cash provided by continuing operating activities	28,542,020	11,319,627	20,412,545
Net cash provided by (used in) discontinued operation	(2,775,766)	14,781,050	10,465,735
Net cash provided by operating activities	25,766,254	26,100,677	30,878,280
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(912,810)	(4,208,457)	(18,310,477)
Construction-in-progress	(29,970,691)	(26,821,677)	(15,125,959)
Change in non-controlling interest due to acquisition and disposal	0	0	(427,894)
Acquisition of businesses, net of cash acquired	566,805	(639,985)	(4,561,561)
Increase in restricted cash	0	(544,588)	0
Divestiture of business, net of cash disposed	(1,247,083)	0	0
Proceeds from repayment of long term receivable	354,206	0	0
Loan to related party receivable		5,393,737	(1,158,164)
Long term receivable	2,363,315		(1,259,151)
Cash received from HSC disposal	457,895	1,259,151	0
Net cash used in continuing activities	(28,388,363)	(25,561,819)	(40,843,206)
Net cash used in discontinuing activities	0	(8,813,934)	0
Net cash used in investing operation	(28,388,363)	(34,375,753)	(40,843,206)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment on bank loans	0	(1,839,080)	(141,703)
Due to officers	(5,333)	420,000	0
Repayment of advances to shareholders	0	(6,948,529)	(910,791)
Advances from shareholders	997,933
Proceeds from issuance of convertible debt	419,951	0	100,000
Proceeds from issuance of common stock	399,800	4,333,493	9,865,629
Proceeds from warrant extension		50,000	0
Proceeds from Treasury stock sold	2,391,000	2,035,000	0
Payments for costs related to issuance of common stock	0	0	(688,398)
Payment to previous owner of acquired mine	(1,876,307)	0	0
Proceeds from exercise of warrants	379,594	4,729,750	3,915,955
Net cash provided by financing activities	2,706,638	2,780,634	12,140,692
Effect of exchange rate changes on cash and cash equivalents	(958,934)	3,081,498	52,892
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(874,405)	(2,412,944)	2,228,658
CASH AND CASH EQUIVALENTS, BEGINNING OF YEARS	4,914,425	7,327,369	5,098,711
CASH AND CASH EQUIVALENTS, END OF YEARS	4,040,020	4,914,425	7,327,369
SUPPLEMENTAL INFORMATION
INTEREST PAID	360,863	196,418	196,558
INCOME TAX PAID	446,435	773,738	158,746
NON-CASH INVESTING AND FINANCING ACTIVITY:
3 million shares issued for acquisition of 51% interest in WeiShe Coal Mine.	9,660,000	0	0
Increase controlling interest in subsidiary	0	0	7,760,824
Issue 160,000 shares on conversion of $100,000 note and accrued interest	0	0	104,000
Recovery of treasury stock	0	1,299	0
Payable to DaPing shareholders	$ 15,388,508	$ 17,064,815	$ 0